Segmented Information (Tables)	12 Months Ended
Mar. 31, 2023
Segmented Information [Abstract]
Schedule of Segment Information for Operating Results
Year ended March 31, 2023
	Mining			Administrative
	Henan
Statement of income:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$174,868	$33,261	$-	$-	$-	$208,129
Costs of mine operations	(112,092)	(24,831)	(423)	-	-	(137,346)
Income from mine operations	62,776	8,430	(423)	-	-	70,783

Operating expenses	(2,540)	(223)	(77)	(1,832)	(12,153)	(16,825)
Impairment of mineral rights and properties	-	-	(20,211)	-	-	(20,211)
Finance items, net	2,526	423	(29)	271	(1,795)	1,396
Income tax expenses	(9,699)	(617)	62	-	(3,789)	(14,043)
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100
Attributable to:

Equity holders of the Company	41,600	7,935	(9,948)	(1,561)	(17,418)	20,608
Non-controlling interests	11,463	78	(10,730)	(319)		492
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

Year ended March 31, 2022
	Mining			Administrative
	Henan
Statement of income:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$176,751	$41,172	$-	$-	$-	$217,923
Costs of mine operations	(106,706)	(26,345)	(571)	-	-	(133,622)
Income from mine operations	70,045	14,827	(571)	-	-	84,301

Operating expenses	(1,367)	59	3	(2,109)	(18,322)	(21,736)
Finance items, net	2,862	374	(34)	255	(8,950)	(5,493)
Income tax expenses	(12,612)	364	(112)	-	(1,428)	(13,788)
Net income (loss)	$58,928	$15,624	$(714)	$(1,854)	$(28,700)	$43,284

Attributable to:
Equity holders of the Company	46,099	15,470	(423)	(1,854)	(28,658)	30,634
Non-controlling interests	12,829	154	(291)	-	(42)	12,650
Net income (loss)	$58,928	$15,624	$(714)	$(1,854)	$(28,700)	$43,284

Schedule of Segment Information for Assets and Liabilities
March 31, 2023
	Mining			Administrative
	Henan
Statement of financial position items:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$112,936	$20,605	$1,149	$7,608	$76,750	$219,048
Plant and equipment	59,854	15,289	3,314	644	958	80,059
Mineral rights and properties	251,150	32,070	20,206	-	-	303,426
Investment in associates	-	-	-	-	50,695	50,695
Other investments	65	-	-	-	15,475	15,540
Reclamation deposits	3,626	3,348	-	-	7	6,981
Long-term prepaids and deposits	686	89	96	-	-	871
Deferred income tax assets	-	179	-	-	-	179
Total assets	$428,317	$71,580	$24,765	$8,252	$143,885	$676,799

Current liabilities	$33,102	$5,509	$433	$226	$1,970	$41,240
Long-term portion of lease obligation	-	-	$-	-	314	314
Deferred income tax liabilities	47,065	-	$1,031	-	-	48,096
Environmental rehabilitation	4,883	1,477	$958	-	-	7,318
Total liabilities	$85,050	$6,986	$2,422	$226	$2,284	$96,968

March 31, 2023
	Mining			Administrative
	Henan
Statement of financial position items:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$141,376	$14,919	$2,436	$8,570	$65,007	$232,308
Plant and equipment	58,189	15,282	3,871	864	1,212	79,418
Mineral rights and properties	254,071	32,091	40,286	-	-	326,448
Investment in associates	-	-	-	-	56,841	56,841
Other investments	72	-	-	-	17,696	17,768
Reclamation deposits	3,996	4,872	-	-	8	8,876
Long-term prepaids and deposits	588	282	104	-	-	974
Deferred income tax assets	-	905	-	-	-	905
Total assets	$458,292	$68,351	$46,697	$9,434	$140,764	$723,538

Current liabilities	$37,161	$5,155	$547	$295	$2,880	$46,038
Long-term portion of lease obligation	-	-	-	-	614	614
Deferred income tax liabilities	46,849	-	1,184	-	-	48,033
Environmental rehabilitation	6,053	1,642	1,044	-	-	8,739
Total liabilities	$90,063	$6,797	$2,275	$295	$3,494	$103,424

Schedule of Sales by Metal
	Year ended March 31, 2023
	Henan Luoning	Guangdong	Total
Silver (Ag)	$105,776	$7,816	$113,592
Gold (Au)	6,647	-	6,647
Lead (Pb)	50,477	6,366	56,843
Zinc (Zn)	7,881	16,942	24,823
Other	4,087	2,137	6,224
	$174,868	$33,261	$208,129

	Year ended March 31, 2022
	Henan Luoning	Guangdong	Total
Silver (Ag)	$111,835	$9,438	$121,273
Gold (Au)	5,083	-	5,083
Lead (Pb)	48,504	8,586	57,090
Zinc (Zn)	7,489	21,353	28,842
Other	3,840	1,795	5,635
	$176,751	$41,172	$217,923